Revenue and operating segments (Details Narrative) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Transaction prices	22.00%	16.20%
Transaction price allocated	kr 443,000	kr 406,000
Remaining revenue	78.00%	83.80%
Recognized as revenue	kr 1,580	kr 2,101
Concentration risk percentage	10.00%
One Largest Customer [Member]
IfrsStatementLineItems [Line Items]
Concentration risk percentage	15.00%	16.00%
Two Largest Customer [Member]
IfrsStatementLineItems [Line Items]
Concentration risk percentage	11.00%	15.00%